Offerings	Aug. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, nominal value EUR 0.01 each, of Stellantis N.V.
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), each Registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Stellantis N.V.
Fee Rate	0.01381%
Offering Note	See note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Stellantis Finance US Inc.
Fee Rate	0.01381%
Offering Note	See note 1 above.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Stellantis Finance US Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1 above. Pursuant to Rule 457(n) under the Securities Act, no separate fee for the guarantees is payable.